Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

17. COMMITMENTS AND CONTINGENCIES

Notice of Termination of Mining Leases

On September 20, 2024, FGR-BPL, the previous leaseholder of the Bogoso Prestea Mine, received a notice of termination of mining leases (the “Commission Notice”) from the Minerals Commission of Ghana (the “Mineral Commission”) alleging violations of the related leases. After the Commission Notice, the Mineral Commission formed an Interim Management Committee (“IMC”), and the IMC assumed managerial control of the mine site. BGL and the Previous Leaseholder, pursuant to the Minerals and Mining Act 2006 (Act 703) (the “Mining Act”), actively dispute the contents and legality of the Commission Notice and the appointment of an IMC. On October 14, 2024, BGL delivered notice to the Republic of Ghana requesting settlement of BGL’s dispute pursuant to the Agreement between the Government of the United Kingdom of Great Britain and Northern Ireland and the Government of the Republic of Ghana for the Promotion and Protection of Investments, signed in Accra on March 22, 1989 and entered into force on October 25, 1991 (“UK-Ghana BIT”).

On April 2, 2025, BGHL served a notice of arbitration on the Republic of Ghana to commence international arbitration proceedings against the Republic of Ghana pursuant to Article 10 of the UK-Ghana BIT. On June 6, 2025, the Republic of Ghana submitted its response to the notice of arbitration in which it contests jurisdiction and disputes the validity and merits of BGL’s claims and has agreed to have a three-person tribunal hear the dispute and for it to be administered by an arbitral institution (the Permanent Court of Arbitration in The Hague). Pending the resolution of the dispute, BGHL has been advised by Kimathi & Partners, Corporate Attorneys (“Kimathi & Partners”), its legal counsel in Ghana, that pursuant to Section 27(5) of the Mining Act, the mineral right, its term and area held in the Bogoso Prestea Mine at the time of the Commission Notice, shall continue without diminution until thirty days after the resolution of the dispute.

In the event the arbitration outcome or any of these actions is favourable to the existing mining leases, successful mine development, infrastructure construction, and mineral production is dependent on obtaining all necessary consents, approvals, licenses, and funding for a successful design, construction, and operation of efficient mining, processing, and transportation facilities. No assurance can be given that we will be able to resolve this matter or obtain all necessary consents, approvals licenses, and funding in a timely manner, or at all. If the outcome of the arbitration is unfavourable, it will adversely affect the value of BGL’s business. Delays or difficulties in obtaining a favourable arbitration outcome or in obtaining relevant approvals may interfere with future mining operations or plans of BGL, which will materially impact our business and financial position in the future.

Due to the uncertainty surrounding the outcome of the lease dispute with the Government of Ghana, and the possibility that the mining leases may not be returned to BGBPL, there is a material uncertainty that BGL will be able to undertake its business plan to restart the Bogoso Prestea mine. If the Company is not successful with its arbitration proceedings with the Republic of Ghana, the leases may be relinquished which will reduce the mineral rights value reflected in BGL’s balance sheet to zero.

  Royal Gold Stream Agreement

Another obligation for the transfer of mining assets under the Purchase Agreement is the assumption by BGBPL of the previous leaseholder’s stream agreement with RGLD Gold AG (“Royal Gold”). Royal Gold has the right to purchase 5.5% of payable gold produced from the Bogoso Prestea Mine. The cash purchase price for gold is 30% of the spot price of gold per ounce delivered.

Gold Advance Payment Purchase Agreements

In August 2024, BGL signed a Gold Advance Payment Purchase Agreement (“GAPPA”) with Gerald Metals SARL (“Gerald”), whereby, subject to satisfying several conditions precedent, Gerald will make advance payments of up to an aggregate of $25,000,000 to fund restart costs. All advance payment amounts, plus interest accruing and compounding daily at 7% plus three-month SOFR per annum, are required to be prepaid 24 months after the date of the first advance payment disbursement. Until such time as all such amounts are paid in full, Gerald is granted a first ranking perfected security interest over all of BG-BPL’s assets, including real property, machinery, and equipment, its mining license, each with regard to the Bogoso Prestea mine, and certain other assets. In consideration of the advance payment, BGBPL will sell 100% of the total material produced at the Bogoso and Prestea site to Gerald for a period of 60 months after the offtake commencement date at a discount as defined in the agreement. The total amount of material sold will be no less than 760,000 oz of gold, delivered pursuant to a prescribed delivery schedule, and such 60 month period can be extended until such amount is delivered. Pursuant to the GAPPA, Gerald was also granted a right of first refusal to participate in the development funding of certain future projects. In addition, the GAPPA includes an undertaking that Blue Gold Limited will become a party to the GAPPA. The GAPPA gives Gerald the option to convert the advance payment, or part thereof, into shares and warrants of Blue Gold Limited. Under Tranche A, $15.0 million of advance payment can be converted to Blue Gold Limited shares up to 10 business days after Listing. The conversion price into BGL shares will be calculated on the basis of a conversion into BGL shares at $0.43 cents and then applying the BCA conversion into BGL shares achieved by BGL at the time of the Listing. Each share is paired with a warrant as part of Tranche A, giving the right to purchase shares at the listing price (cash exercise) for a period of 24 months following the date of issue of the warrants. Under Tranche B, $10.0 million of advance payment can be converted to Blue Gold Limited shares for a period of 24 months after the first disbursement of the advance payment. Under Tranche B, Gerald can elect to convert on the earlier of (i) the Listing; or (ii) during the first calendar month of commercial production. If the conversion under Tranche B takes place prior to Listing, the conversion price shall be 100 cents per share in BGL, if the conversion is after Listing, the conversion price shall be the initial listing price. Each share is paired with a warrant as part of Tranche B giving the right to purchase shares at the listing price (cash exercise) for a period of (i) 24 months following the date of issue of the warrants if they elect to exercise Tranche B prior to the Listing, or on the IPO date, or within 12 months following the date of last disbursement of the Advance Payment, or (ii) 12 months if Gerald elects to convert after the 12th Month following the date of last disbursement of the Advance Payment. Furthermore, the GAPPA gives Gerald the right, for the duration of the agreement, to two board seats on BGL and BGBPL.

Mining Equipment Supply Framework Agreement

In September 2024, BG-BPL signed a Mining Equipment Supply Framework Agreement with Attachy, whereby Attachy will procure certain goods and equipment necessary for the restart of the Bogoso Prestea mine, up to a total value of $8.0 million. BG-BPL must repay to Attachy the equipment purchase price plus a mark-up of 30% of such price. Repayment of the purchase price and mark-up amount will commence three months after an equipment purchase and will be repaid over seven equal monthly instalments.